Income Taxes (Income Tax Rate Reconciliation) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net income before tax	$ 1,871.3	$ 3,163.8
Statutory income tax rate	24.82%	25.16%
Expected provision for income taxes	$ 464.5	$ 796.0
Change in corporate tax rates and tax rate variance	1.6	21.9
Tax rates in foreign jurisdictions	2.1	5.8
Restricted share bonus plan	0.6	(1.6)
Recognition of deferred tax assets	(83.2)	(70.7)
Derecognition of deferred tax assets	0.0	37.5
Non-taxable capital gains	(0.2)	(2.5)
Non-deductible disposition of goodwill	1.9	3.0
Other	0.6	10.3
Income tax expense	$ 387.9	$ 799.7